Stockholders Deficit (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2020
Number of shares, Options Outstanding		4,664,589	2,624,869	4,162,067	3,812,953
Weighted average exercise price, option outstanding		$ 0.55	$ 0.926	$ 0.411	$ 0.26
Weighted average remaining life in years		5 years 4 months 6 days
Number of shares, Options exercisable		4,056,179
Weighted average exercise price, option exercisable		$ 0.38
Weighted average remaining life in years- vested and exercisable		5 years 4 months 6 days
Range 0.12
Number of shares, Options Outstanding	2,495,803	2,646,410
Weighted average exercise price, option outstanding	$ 0.12	$ 0.12
Weighted average remaining life in years		4 years 4 months 17 days
Number of shares, Options exercisable	2,495,803	2,646,410
Weighted average exercise price, option exercisable	$ 0.12	$ 0.12
Weighted average remaining life in years- vested and exercisable	3 years 10 months 2 days	4 years 4 months 17 days
Range 0.57
Number of shares, Options Outstanding	922,963	1,022,963
Weighted average exercise price, option outstanding	$ 0.57	$ 0.57
Weighted average remaining life in years		4 years 5 months 19 days
Number of shares, Options exercisable	922,963	1,022,963
Weighted average exercise price, option exercisable	$ 0.57	$ 0.57
Weighted average remaining life in years- vested and exercisable	4 years 7 days	4 years 5 months 19 days
Range 1.64
Number of shares, Options Outstanding	1,126,562	945,403
Weighted average exercise price, option outstanding	$ 1.64	$ 1.64
Weighted average remaining life in years		9 years 29 days
Number of shares, Options exercisable	483,625	386,806
Weighted average exercise price, option exercisable	$ 1.64	$ 1.64
Weighted average remaining life in years- vested and exercisable	7 years 11 months 4 days	9 years 29 days
Range 1.90
Number of shares, Options Outstanding	49,813	49,813
Weighted average exercise price, option outstanding	$ 1.90	$ 1.90
Weighted average remaining life in years		3 years 11 months 23 days
Number of shares, Options exercisable	6,227	0
Weighted average exercise price, option exercisable	$ 1.90	$ 1.90
Weighted average remaining life in years- vested and exercisable	3 years 5 months 23 days	3 years 11 months 23 days
Range 6.59-7.61 [Member]
Number of shares, Options Outstanding	300,000
Weighted average exercise price, option outstanding	$ 6.84
Number of shares, Options exercisable	18,750
Weighted average exercise price, option exercisable	$ 6.84
Weighted average remaining life in years- vested and exercisable	9 years 9 months